Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Oct. 25, 2015	Oct. 26, 2014	Oct. 27, 2013
Accumulated Other Comprehensive Loss
Balance at beginning of period	$ 3,605,678
Reclassification into net earnings:
Balance at end of period	3,998,198	$ 3,605,678
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Loss
Balance at beginning of period	(207,700)	(149,214)	$ (323,569)
Unrecognized gains (losses):
Gross	(49,096)	(110,296)	252,055
Tax effect	16,207	41,042	(95,948)
Reclassification into net earnings:
Gross	24,628	17,312	29,456
Tax effect	(9,312)	(6,544)	(11,208)
Net tax amount	(17,573)	(58,486)	174,355
Purchase of additional ownership	(395)
Balance at end of period	(225,668)	(207,700)	(149,214)
Foreign Currency Translation
Accumulated Other Comprehensive Loss
Balance at beginning of period	7,480	9,391	12,415
Unrecognized gains (losses):
Gross	(6,116)	(1,911)	(3,024)
Reclassification into net earnings:
Net tax amount	(6,116)	(1,911)	(3,024)
Purchase of additional ownership	(395)
Balance at end of period	969	7,480	9,391
Pension & Other Benefits
Accumulated Other Comprehensive Loss
Balance at beginning of period	(205,986)	(153,001)	(345,465)
Unrecognized gains (losses):
Gross	(46,389)	(91,684)	273,408
Tax effect	17,492	34,737	(102,846)
Reclassification into net earnings:
Gross	12,259	6,387	35,327
Tax effect	(4,642)	(2,425)	(13,425)
Net tax amount	(21,280)	(52,985)	192,464
Balance at end of period	(227,266)	(205,986)	(153,001)
Deferred Gain (Loss) - Hedging
Accumulated Other Comprehensive Loss
Balance at beginning of period	(9,194)	(5,604)	9,481
Unrecognized gains (losses):
Gross	3,409	(16,701)	(18,329)
Tax effect	(1,285)	6,305	6,898
Reclassification into net earnings:
Gross	12,369	10,925	(5,871)
Tax effect	(4,670)	(4,119)	2,217
Net tax amount	9,823	(3,590)	(15,085)
Balance at end of period	$ 629	$ (9,194)	$ (5,604)